Reserves for Losses and Adjustment Expenses (Tables)	9 Months Ended
Sep. 30, 2024
Insurance [Abstract]
Schedule of Liability for Unpaid Claims and Claims Adjustment Expense
The following table represents a reconciliation of beginning and ending consolidated reserve for losses and loss adjustment expenses for the twelve months ended December 31, 2023, 2022 and 2021:

	As at December 31,
	2023	2022	2021
	($ in millions)
Reserve for losses and LAE at the start of the year	$7,710.9	$7,611.8	$7,165.3
Less reinsurance recoverable	(4,897.7)	(3,298.1)	(3,195.2)
Net reserve for losses and LAE at the start of the year	2,813.2	4,313.7	3,970.1

Net loss and LAE expenses disposed (1)	—	(1,840.1)	—
Movement in net reserve for losses and LAE for claims incurred:
Current year	1,492.2	1,651.9	1,648.2
Prior years	60.8	28.1	45.1
Total incurred	1,553.0	1,680.0	1,693.3
Net Losses and LAE payments for claims incurred:
Current year	(161.1)	(192.7)	(729.1)
Prior years	(1,011.9)	(1,098.4)	(580.7)
Total paid	(1,173.0)	(1,291.1)	(1,309.8)

Foreign exchange (gains)/losses	39.6	(49.3)	(39.9)

Net reserve for losses and LAE at the end of the year	3,232.8	2,813.2	4,313.7
Plus reinsurance recoverable on unpaid losses at the end of the year	4,577.8	4,897.7	3,298.1
Reserve for losses and LAE at the end of the year	$7,810.6	$7,710.9	$7,611.8
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(1)Net loss and LAE expenses disposed of $1,840.1 million represent the net loss reserves as at May 20, 2022 (“Closing Date”) for losses in relation to 2019 and prior accident years, in addition to the $770.0 million of ceded reserves under the previous ADC agreement, recognizing a total recoverable of $2,610.1 million. These reserves were rolled forward from the initial effective date of September 30, 2021, at which time the net losses reserves were $3,120.0 million.
As at December 31, 2023, the total amount recoverable from Enstar under the LPT was $1,627.4 million (December 31, 2022 — $2,132.0 million) which includes claims paid and reserve development since the Closing Date.
The following table represents a reconciliation of beginning and ending consolidated reserve for losses and loss adjustment expenses for the nine months ended September 30, 2024 and 2023:

	Nine Months Ended September 30,
	2024	2023
	($ in millions)
Reserve for losses and loss adjustment expenses at the start of the period	$7,810.6	$7,710.9
Less unpaid losses recoverable from reinsurers at the start of the period	(4,577.8)	(4,897.7)
Net reserve for losses and loss adjustment expenses at the start of the period	3,232.8	2,813.2

Net incurred losses and loss adjustment expenses related to:
Current year	1,239.2	1,137.1
Prior years	39.7	10.5
Total incurred	1,278.9	1,147.6
Net paid losses and loss adjustment expenses related to:
Current year	(109.9)	(87.2)
Prior years	(655.0)	(694.7)
Total paid	(764.9)	(781.9)

Foreign exchange (gains)/losses	23.2	(4.8)

Net reserve for losses and loss adjustment expenses at the end of the period	3,770.0	3,174.1
Plus unpaid losses recoverable from reinsurers at the end of the period	4,431.3	4,596.7
Reserve for losses and loss adjustment expenses at the end of the period	$8,201.3	$7,770.8